CONVERTIBLE NOTE PAYABLE (Narrative) (Details)							1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 10, 2016 USD ($) $ / shares	Jul. 05, 2016 USD ($) $ / shares	Apr. 06, 2016 USD ($) $ / shares	Mar. 31, 2016 $ / shares	Aug. 15, 2014 USD ($)	Aug. 13, 2014 USD ($) Item $ / shares shares	Dec. 30, 2016 $ / shares	Mar. 31, 2016 USD ($)	Mar. 30, 2016 USD ($)	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($)	Jul. 02, 2016	Dec. 18, 2015	Feb. 10, 2015 $ / shares shares	Sep. 30, 2013 USD ($) $ / shares
Debt Instrument [Line Items]
Convertible note payable										$ 331,978		$ 331,978		$ 381,000	$ 1,657,500
Less - unamortized discount										0		0		(272,793)
Convertible notes payable-current portion, net										331,978		331,978		108,207
Debt instrument, interest rate							12.00%
Original issue discount															822,250
Exercise price (in dollars per share) | $ / shares																			$ 1.59
Net cash proceeds received from initial borrowing												316,478				$ 50,000
Loss on origination of derivative liability										(331,618)		(332,456)		(23,593)	6,099
Unamortized debt discount applicable to initial borrowing [Abstract]
Less: loss on origination of derivative															(12,810)
Fair value of the Warrant issued recorded as debt discount under remaining borrowing															576,152
Components of convertible debt, net
Debt discount - conversion feature expensed as loss on origination of derivative															(12,810)
Debt discount amortization and interest expense												266,711		$ 82,500	$ 161,402
Repurchased and cancelled (shares) | shares														(170,044)	(827,648)
Deferred financing costs, net														$ 32,400
Amortization of deferred financing costs														8,700
Accrued interest payable															63,326
Interest income recognized															37,807
Proceeds from debt, net															$ 761,500
Average closing price of common stock | $ / shares							$ 0.45
Warrant [Member]
Debt Instrument [Line Items]
Exercise price (in dollars per share) | $ / shares														$ 0.70	$ 0.70
Typenex Co Investment Llc [Member] | Five Unsecured Investor Notes [Member]
Debt Instrument [Line Items]
Convertible note payable						$ 1,657,500
Typenex Co Investment Llc [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of warrants issued to purchase shares of common stock | shares						997,692													170,044
Number of shares for which warrant became exercisable | shares						170,044
Number of tranches in which remaining warrants are exercisable into number of shares | Item						5
Frequency of number of shares of common stock issuable under the Warrants | Item						3
Expiration date						Aug. 31, 2017
Convertible Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount																				$ 50,000
Debt instrument, term						25 months
Debt conversion, price per share | $ / shares						$ 3.00														$ 0.005
Debt instrument initial borrowing										322,000		322,000
Components of convertible debt, net
Note																				$ 50,000
Accrued interest payable										$ 28,724		$ 28,724
Convertible Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Exercise price (in dollars per share) | $ / shares						$ 3.00
Convertible Note [Member] | Typenex Co Investment Llc [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate						10.00%
Debt instrument, face amount						$ 1,657,500
Original issue discount					$ 225,000	150,000
Legal expenses					32,500	7,500
Payment of brokerage fees						25,000
Net cash proceeds received from initial borrowing					25,000
Debt instrument initial borrowing														$ 381,000	$ 282,500
Loss on origination of derivative liability					12,810
Portion of fair value of initial borrowing conversion feature recorded as debt discount under initial borrowing					139,127
Unamortized debt discount applicable to initial borrowing [Abstract]
Debt discount - Warrant #1															118,373
Debt discount - conversion feature					151,937
Unamortized debt discount - end of period					282,500
Debt Instrument Initial Borrowing Unamortized, Discount															25,000
Debt instrument remaining borrowing					1,375,000
Original issue discount under remaining borrowing					125,000
Fair value of the Warrant issued recorded as debt discount under remaining borrowing					576,152
Total debt discount under remaining borrowing					125,000
Components of convertible debt, net
Note						$ 1,657,500
Debt discount - conversion feature					$ 151,937
Debt discount amortization and interest expense															161,402
Interest expense															63,326
Fair value of the conversion feature applicable to accrued interest															$ 15,320
Repurchased and cancelled (shares) | shares															827,648
Accrued interest payable														$ 5,121	$ 28,473
2016 Convertible Notes [Member]
Components of convertible debt, net
Authorized but unissued common stock | shares										10,200,000		10,200,000
2016 Convertible Notes [Member] | Minimum [Member]
Components of convertible debt, net
Prepayment premiums														10.00%
2016 Convertible Notes [Member] | Maximum [Member]
Components of convertible debt, net
Prepayment premiums														40.00%
2015 Convertible Notes [Member]
Debt Instrument [Line Items]
Number of trading days immediately preceding the applicable conversion														180 days
Components of convertible debt, net
Debt discount amortization and interest expense														$ 82,500
Holding rate of issued and outstanding common stock														9.99%
Authorized but unissued common stock | shares														10,200,000
Deferred financing costs, net														$ 41,100
Amortization of deferred financing costs														8,700
Aggregate fair value of the derivative liabilities														355,293
Accrued interest payable														5,121
Additional Interest payable														$ 4,694
2015 Convertible Notes [Member] | Minimum [Member]
Components of convertible debt, net
Prepayment premiums														10.00%
Minimum default penalty amount, rate														25.00%
2015 Convertible Notes [Member] | Maximum [Member]
Components of convertible debt, net
Prepayment premiums														40.00%
Minimum default penalty amount, rate														50.00%
JSJ Investments [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	12.00%
Components of convertible debt, net
Minimum default penalty amount, rate	15.00%
Proceeds from debt, net	$ 125,000
Average closing price of common stock | $ / shares	$ 0.45
Conversions rate on issue and outstandng common stock	4.99%
JSJ Investments [Member] | 2016 Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible note payable										$ 125,000		$ 125,000
Debt instrument, interest rate										12.00%		12.00%
SlainteVentures, LLC [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate			12.00%						12.00%								12.00%	18.00%
Number of trading days immediately preceding the applicable conversion			10 days
Components of convertible debt, net
Minimum default penalty amount, rate				15.00%
Accrued interest payable			$ 102,000
Proceeds from debt, net		$ 50,000	$ 75,000						$ 81,978
Average closing price of common stock | $ / shares		$ 0.45	$ 0.45	$ 0.45
Advances from officers and directors			$ 52,500
SlainteVentures, LLC [Member] | Vis Vires Group, Inc. [Member]
Components of convertible debt, net
Repayment of principal and accrued interest								$ 59,000